Trade Receivables, Net (Details)	12 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Trade Receivables, Net (Details) [Line Items]
Trade receivables bearing term	7 days
Top of Range [member]
Trade Receivables, Net (Details) [Line Items]
Trade receivables bearing term	365 days